Focused Multi-Asset Strategy Portfolio
Focused Multi-Asset Strategy Portfolio

SUNAMERICA SERIES, INC.

SUNAMERICA FOCUSED ASSET ALLOCATION STRATEGIES

Focused Balanced Strategy Portfolio

Focused Multi-Asset Strategy Portfolio

(the “Portfolios”)

Supplement dated July 2, 2013 to the Prospectus

dated February 28, 2013, as supplemented and amended to date

Effective immediately, the Prospectus is hereby amended as set forth below.

Focused Multi-Asset Strategy Portfolio:

On page 14 of the Prospectus, under the heading "Principal Investment Strategies and Techniques of the Portfolio," the second paragraph is hereby deleted and replaced with the following:

“The principal investment technique of the Portfolio is allocation of assets among a combination of SunAmerica funds that invest in equity and fixed income securities. The Portfolio may also invest in the SunAmerica Alternative Strategies Fund, which is categorized as ‘alternative strategies,’ and the SunAmerica Global Trends Fund and the SunAmerica Income Explorer Fund, which are categorized as ‘global strategies,’ in the projected asset allocation ranges below. In addition, the Portfolio may invest in any other affiliated SunAmerica fund, including the SunAmerica Money Market Fund. The Portfolio may also invest in exchange-traded funds (‘ETFs’), although the portfolio manager will generally only invest in ETFs to obtain exposure to a particular asset class when there is no SunAmerica fund option available. The SunAmerica funds in which the Portfolio may invest are referenced to herein as the ‘Underlying SunAmerica Funds’ and together with the ETFs, the ‘Underlying Funds.’”

On page 15 of the Prospectus, under the heading “Principal Investment Strategies and Techniques of the Portfolio,” the first and second paragraphs are hereby deleted.

On page 15 of the Prospectus, under the heading “Principal Investment Strategies and Techniques of the Portfolio,” the references to “Underlying Funds” in the first sentence of the second to last paragraph are hereby deleted and replaced with the phrase “Underlying SunAmerica Funds.”

On page 15 of the Prospectus, under the heading "Principal Risks of Investing in the Portfolio-Affiliated Fund Risk," the entire paragraph is hereby deleted and replaced with the following:

“Affiliated Fund Risk. In managing the Portfolio, the Adviser will have the authority to allocate and reallocate the Portfolio’s assets among the Underlying Funds. The Adviser may be subject to potential conflicts of interest in allocating the Portfolio’s assets among the various Underlying SunAmerica Funds because the fees payable to it by some of the Underlying SunAmerica Funds are higher than the fees payable by other Underlying SunAmerica Funds and because the Adviser is also responsible for managing the Underlying SunAmerica Funds. However, the Adviser has a fiduciary duty to act in the Portfolio’s best interests when selecting the Underlying Funds, including the Underlying SunAmerica Funds.”

On page 16 of the Prospectus, under the heading “Principal Risks of Investing in the Portfolio—Disciplined Strategy Risk,” the entire paragraph is hereby deleted and replaced with the following:

“Disciplined Strategy Risk. Certain Underlying SunAmerica Funds or portions thereof will not deviate from their strategy (except to the extent necessary to comply with federal tax laws or other applicable laws). If these Underlying SunAmerica Funds or portions thereof are committed to a strategy that is unsuccessful, these Underlying SunAmerica Funds will not meet their investment goals. Because these Underlying SunAmerica Funds or portions thereof generally will not use certain techniques available to other mutual funds to reduce stock market exposure (e.g., derivatives), these Underlying SunAmerica Funds may be more susceptible to general market declines than other mutual funds.”

On page 16 of the Prospectus, under the heading “Principal Risks of Investing in the Portfolio,” the following is hereby added immediately following the sub-heading “Active Trading Risk”:

“ETF Risk. Most ETFs are investment companies whose shares are purchased and sold on a securities exchange. An ETF represents a portfolio of securities designed to track a particular market segment or index. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. To the extent that the Portfolio invests in an ETF, the Portfolio will indirectly bear its proportionate share of the management and other expenses that are charged by the ETF in addition to the expenses paid by the Portfolio.

Preferred Securities Risk. The Portfolio invests in Underlying SunAmerica Funds that invest significantly in preferred securities. Preferred securities are subject to bond market volatility, credit risk and interest rate fluctuation risk. In addition, preferred securities are subordinated to other securities in the issuer’s capital structure and are subject to the risk that the issuer will fail to make dividends or other distributions on the preferred securities when due because other claims on the issuer’s assets take priority. Preferred securities may be less liquid than many other types of securities or may be subject to the risk of being redeemed prior to their scheduled date.

Closed-End Fund Risk. The Portfolio invests in Underlying SunAmerica Funds that invest significantly in closed-end funds. An Underlying SunAmerica Fund’s investments in closed-end funds generally reflect the risks of the underlying securities held by the closed-end funds. The Underlying SunAmerica Funds will indirectly bear their proportionate share of the management and other expenses that are charged by the closed-end funds in addition to the expenses paid by such fund. In addition, shares of closed-end funds are subject to a number of risks which are related directly to their structure. First, shares of closed-end funds frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Underlying SunAmerica Fund’s net asset value could decrease as a result of its investment activities. Second, many closed-end funds include leverage in their capital structure as a part of a strategy designed to enhance the level of income and capital appreciation to their shareholders. The presence of leverage in the closed-end fund structure introduces both increased volatility of net asset value, and the potential for greater variability in the dividends paid by the closed-end funds, as the cost of borrowings often changes up or down with the general level of interest rates.

Foreign Exposure Risk. The Portfolio invests in Underlying SunAmerica Funds that invest in foreign securities. Investments in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.”

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